Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Pension and Other Postretirement Benefit Plans	PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
We have funded and unfunded defined benefit pension plans that cover certain employees in North America, Europe, Asia and Brazil. The United States plans comprise the majority of our obligation. All but one of these plans are frozen for all participants. The primary formula for United States salaried employees covered under the qualified defined benefit plan was based on years of service and final average salary, while the primary formula for United States hourly employees covered under the defined benefit plans was based on specific dollar amounts for each year of service. There were multiple formulas for employees covered under the qualified and nonqualified defined benefit plans that were sponsored by Maytag, including a cash balance formula. We have foreign pension plans that accrue benefits. The plans generally provide benefit payments using a formula that is based upon employee compensation and length of service.
In addition, we sponsor an unfunded Supplemental Executive Retirement Plan that remains open to new participants and additional benefit accruals. This plan is nonqualified and provides certain key employees additional defined pension benefits that supplement those provided by the Company's other retirement plans.
A defined contribution plan is being provided to all United States employees and is not classified within the net periodic benefit cost. The Company provides annual match and automatic company contributions, in cash or Company stock, of up to 7% of employees' eligible pay. Our contributions during 2020, 2019 and 2018 were $83 million, $84 million and $81 million, respectively. $48 million of our Company matching contributions to our defined contribution plan during 2020 were made in Company stock from May 2020 to December 2020.
We provide postretirement health care benefits for eligible retired employees in the United States, Canada and Brazil. For our United States plan, which comprises the majority of our obligation, eligible retirees include those who were full-time employees with 10 years of service who attained age 55 while in service with us and those union retirees who met the eligibility requirements of their collective bargaining agreements. In general, the postretirement health and welfare benefit plans include cost-sharing provisions that limit our exposure for recent and future retirees and are contributory, with participants' contributions adjusted annually. In the United States, benefits for certain retiree populations follow a defined contribution model that allocates certain monthly or annual amounts to a retiree's account under the plan.
During the third quarter of 2020, the Company announced changes to a postretirement medical benefit program for certain groups of retirees. These plan amendments are effective January 1, 2021 and reduce reimbursement amounts available under certain postretirement medical benefit programs and eliminate these benefits effective January 1, 2024 for these same retiree groups.
During the second quarter of 2020, the Company announced changes to a postretirement medical benefit program for certain groups of active employees. These plan amendments were effective July 1, 2020 and reduced medical benefits for these pre-Medicare eligible and Medicare-eligible active employees who retire on or after July 1, 2020 and eliminate certain benefits effective January 1, 2024.
These plan amendments resulted in a reduction in the accumulated postretirement benefit obligation of approximately $156 million with a corresponding adjustment of $118 million in other comprehensive income, net of $39 million in deferred taxes for the nine months ended September 30, 2020. This amount is being amortized as a reduction of future net periodic cost over approximately 3.4 years, which represents the future remaining service period of eligible active employees. The interim plan remeasurement associated with these amendments resulted in an actuarial loss of $12 million recorded in the Other Comprehensive Income (Loss).
For additional information, see Note 12 to the Consolidated Financial Statements.
The plans are unfunded. We reserve the right to modify these benefits in the future.
Defined Benefit - Pensions and Other Postretirement Benefit Plans
Obligations and Funded Status at End of Year

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Funded status
Fair value of plan assets	$3,103	$2,934	$632	$593	$—	$—
Benefit obligations	3,237	3,141	1,029	941	191	355
Funded status	$(134)	$(207)	$(397)	$(348)	$(191)	$(355)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$37	$—	$14	$11	$—	$—
Current liability	(18)	(6)	(12)	(17)	(25)	(33)
Noncurrent liability	(153)	(201)	(399)	(342)	(166)	(322)
Amount recognized	$(134)	$(207)	$(397)	$(348)	$(191)	$(355)
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Net actuarial loss	$1,227	$1,329	$279	$234	$23	$15
Prior service (credit) cost	1	1	3	4	(140)	(16)
Amount recognized	$1,228	$1,330	$282	$238	$(117)	$(1)
Change in Benefit Obligation

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Benefit obligation, beginning of year	$3,141	$3,033	$941	$834	$355	$356
Service cost	3	2	6	6	4	6
Interest cost	94	123	17	23	8	16
Plan participants' contributions	—	—	1	1	—	—
Actuarial loss (gain)	282	279	96	85	9	14
Benefits paid	(186)	(263)	(33)	(30)	(24)	(28)
Plan amendments	—	—	—	6	(156)	(15)
Transfer of liabilities	—	—	—	(2)	—	—
Other adjustments	—	—	—	11	—	7
Special termination benefit	—	—	—	—	—	—
Settlements / curtailment (gain)	(97)	(33)	(37)	(13)	—	—
Foreign currency exchange rates	—	—	38	20	(5)	(1)
Reclassification of obligation to held for sale	—	—	—	—	—	—
Benefit obligation, end of year	$3,237	$3,141	$1,029	$941	$191	$355
Accumulated benefit obligation, end of year	$3,222	$3,128	$987	$902	N/A	N/A
Change in Plan Assets

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Fair value of plan assets, beginning of year	$2,934	$2,676	$593	$518	$—	$—
Actual return on plan assets	447	517	58	61	—	—
Employer contribution	5	37	29	33	24	28
Plan participants' contributions	—	—	1	1	—	—
Benefits paid	(186)	(263)	(33)	(30)	(24)	(28)
Transfer of plan assets	—	—	—	(2)	—	—
Other adjustments	—	—	—	5	—	—
Settlements	(97)	(33)	(37)	(13)	—	—
Foreign currency exchange rates	—	—	21	20	—	—
Reclassification of plan assets to held for sale	—	—	—	—	—	—
Fair value of plan assets, end of year	$3,103	$2,934	$632	$593	$—	$—
The actuarial (gain) loss for all pension and other postretirement benefit plans in 2020 and 2019 was primarily related to a change in the discount rate used to measure the benefit obligation of those plans.
Components of Net Periodic Benefit Cost

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
Millions of dollars	2020	2019	2018	2020	2019	2018	2020	2019	2018
Service cost	$3	$2	$2	$6	$6	$5	$4	$6	$7
Interest cost	94	123	118	17	23	23	8	16	15
Expected return on plan assets	(165)	(177)	(170)	(30)	(29)	(32)	—	—	—
Amortization:
Actuarial loss	62	47	53	12	8	9	—	1	—
Prior service cost (credit)	—	(2)	(3)	—	—	—	(28)	(16)	—
Special termination benefit	—	—	—	—	—	—	—	—	—
Curtailment (gain) / loss	—	—	—	—	—	(4)	(3)	—	—
Settlement loss	39	9	—	11	2	3	—	—	—
Net periodic benefit cost	$33	$2	$—	$16	$10	$4	$(19)	$7	$22
The following table summarizes the net periodic cost recognized in operating profit and interest and sundry (income) expense for the years ending December 31, 2020, 2019 and 2018:

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
Millions of dollars	2020	2019	2018	2020	2019	2018	2020	2019	2018
Operating profit (loss)	$3	$2	$2	$6	$6	$5	$4	$6	$7
Interest and sundry (income) expense	30	—	(2)	10	4	(1)	(23)	1	15
Net periodic benefit cost	$33	$2	$—	$16	$10	$4	$(19)	$7	$22
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Pre-Tax) in 2020

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits	Other Postretirement Benefits
Current year actuarial loss / (gain)	$—	$69	$9
Actuarial (loss) recognized during the year	(101)	(24)	—
Current year prior service cost (credit)	—	—	(156)
Prior service credit (cost) recognized during the year	—	—	32
Total recognized in other comprehensive income (loss) (pre-tax)	$(101)	$45	$(115)
Total recognized in net periodic benefit costs and other comprehensive income (loss) (pre-tax)	$(68)	$61	$(134)
We amortize actuarial losses and prior service costs (credits) over a period of up to 21 years and 13 years, respectively.
Assumptions
Weighted-Average Assumptions used to Determine Benefit Obligation at End of Year

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
	2020	2019	2020	2019	2020	2019
Discount rate	2.50%	3.30%	1.55%	2.04%	2.98%	3.45%
Rate of compensation increase	4.50%	4.50%	3.47%	3.10%	N/A	N/A
Interest crediting rate for cash balance plans	1.25%	2.05%	1.99%	1.80%	N/A	N/A
Weighted-Average Assumptions used to Determine Net Periodic Cost

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate	3.13%	4.30%	3.65%	2.04%	2.90%	2.57%	3.35%	4.80%	4.35%
Expected long-term rate of return on plan assets	6.25%	6.50%	6.75%	5.39%	5.56%	5.81%	N/A	N/A	N/A
Rate of compensation increase	4.50%	4.50%	4.50%	3.10%	3.29%	3.20%	N/A	N/A	N/A
Interest crediting rate for cash balance plans	2.05%	3.05%	2.40%	1.80%	2.19%	2.16%	N/A	N/A	N/A
Health care cost trend rate
Initial rate	N/A	N/A	N/A	N/A	N/A	N/A	6.25%	6.50%	6.50%
Ultimate rate	N/A	N/A	N/A	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that ultimate rate will be reached	N/A	N/A	N/A	N/A	N/A	N/A	2025	2025	2025
Discount Rate
For our United States pension and postretirement benefit plans, the discount rate was selected using a hypothetical portfolio of high quality bonds outstanding at December 31 that would provide the necessary cash flows to match our projected benefit payments. For our foreign pension and postretirement benefit plans, the discount rate was primarily selected using high quality bond yields for the respective country or region covered by the plan.
Expected Return on Plan Assets

In the United States, the expected return on plan assets is developed considering asset mix, historical asset class data and long-term expectations. The resulting weighted-average return was rounded to the nearest quarter of one percent and applied to the fair value of plan assets at December 31, 2020.
For foreign pension plans, the expected rate of return on plan assets was primarily determined by observing historical returns in the local fixed income and equity markets and computing the weighted average returns with the weights being the asset allocation of each plan.
Cash Flows
Funding Policy
Our funding policy is to contribute to our United States pension plans amounts sufficient to meet the minimum funding requirement as defined by employee benefit and tax laws, plus additional amounts which we may determine to be appropriate. In certain countries other than the United States, the funding of pension plans is not common practice. Contributions to our United States pension plans may be made in the form of cash or, in the case of defined contribution plan in narrow circumstances, company stock. We pay for retiree medical benefits as they are incurred.

There have been no contributions to the pension trust for our U.S. defined benefit plans during the twelve months ended December 31, 2020.
Expected Employer Contributions to Funded Plans

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits
2021	$—	$18
Expected Benefit Payments

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits	Other Postretirement Benefits
2021	$294	$39	$25
2022	243	40	25
2023	236	41	24
2024	231	40	10
2025	222	45	9
2026-2030	$989	$234	$43
Plan Assets
Our overall investment strategy is to achieve an appropriate mix of investments for long-term growth and for near-term benefit payments with a wide diversification of asset types, fund strategies, and investment fund managers. The target allocation for our plans is approximately 20% in growth assets and 80% in immunizing fixed income securities, with exceptions for foreign pension plans. The fixed income securities duration is intended to match that of our United States pension liabilities.
Plan assets are reported at fair value based on an exit price, representing the amount that would be received to sell an asset in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Certain investments are valued based on net asset value (NAV), which approximates fair value. Such basis is determined by referencing the respective fund's underlying assets. There are no unfunded commitments or other restrictions associated with these investments. We manage the process and approve the results of a third-party pricing service to value the majority of our securities and to determine the appropriate level in the fair value hierarchy.
The fair values of our pension plan assets at December 31, 2020 and 2019, by asset category were as follows:

	December 31,
	Quoted prices (Level 1)		Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Net Asset Value		Total
Millions of dollars	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Cash and cash equivalents	$—	$—	$281	$24	$—	$—	$—	$—	$281	$24
Government and government agency securities (1)
U.S. securities	—	—	182	488	—	—	—	—	182	488
International securities	—	—	99	97	—	—	—	—	99	97
Corporate bonds and notes (1)
U.S. companies	—	—	1,691	1,389	—	—	—	—	1,691	1,389
International companies	—	—	279	277	—	—	—	—	279	277
Equity securities (2)
U.S. companies	—	—	—	—	—	—	—	—	—	—
International companies	47	51	—	—	—	—	—	—	47	51
Mutual funds (3)	—	—	108	128	—	—	—	—	108	128
Investments at net asset value
U.S. equity securities (4)	—	—	—	—	—	—	448	367	448	367
International equity securities (4)	—	—	—	—	—	—	180	215	180	215
Short-term investment fund (4)	—	—	—	—	—	—	24	15	24	15
International debt securities (5)	—	—	—	—	—	—	208	251	208	251
International equity securities (5)	—	—	—	—	—	—	53	59	53	59
Real estate (6)	—	—	—	—	—	—	13	34	13	34
Limited partnerships (7)
U.S. private equity investments	—	—	—	—	38	53	—	—	38	53
Diversified fund of funds	—	—	—	—	3	5	—	—	3	5
Emerging growth	—	—	—	—	3	8	—	—	3	8
All other investments	—	—	48	34	—	—	30	32	78	66
	$47	$51	$2,688	$2,437	$44	$66	$956	$973	$3,735	$3,527
(1)Valued using pricing vendors who use proprietary models to estimate the price a dealer would pay to buy a security using significant observable inputs, such as interest rates, yield curves, and credit risk.
(2)Valued using the closing stock price on a national securities exchange, which reflects the last reported sales price on the last business day of the year.
(3)Valued using the net asset value (NAV) of the fund, which is based on the fair value of underlying securities. The fund primarily invests in a diversified portfolio of equity securities, fixed income debt securities and real estate issued by non-U.S. companies.
(4)Common and collective trust funds valued using the NAV of the fund, which is based on the fair value of underlying securities.
(5)Fund of funds valued using the NAV of the fund, which is based on the fair value of underlying securities. International debt securities includes corporate bonds and notes and government and government agency securities.
(6)Valued using the NAV of the fund, which is based on the fair value of underlying assets.
(7)Valued at estimated fair value based on the proportionate share of the limited partnership's fair value, as determined by the general partner.
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Millions of dollars	Limited Partnerships
Balance, December 31, 2019	$66
Realized gains (net)	17
Unrealized losses (net)	(16)
Purchases	—
Settlements	(23)
Balance, December 31, 2020	$44
Additional Information
The projected benefit obligation and fair value of plan assets for pension plans with a projected benefit obligation in excess of plan assets at December 31, 2020 and 2019 were as follows:

	United States Pension Benefits		Foreign Pension Benefits
Millions of dollars	2020	2019	2020	2019
Projected benefit obligation	$2,718	$2,622	$951	$844
Fair value of plan assets	$2,547	$2,409	$546	$491
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2020 and 2019 were as follows:

	United States Pension Benefits		Foreign Pension Benefits
Millions of dollars	2020	2019	2020	2019
Projected benefit obligation	$2,718	$2,622	$951	$800
Accumulated benefit obligation	2,703	2,609	921	776
Fair value of plan assets	$2,547	$2,409	$546	$450